Retirement And Other Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Reconciliation Of Benefit Obligation

(Dollars in millions)	2011	2010

Reconciliation of benefit obligation
Net benefit obligation at beginning of year	$79.4	74.9
Service cost	0.1	0.2
Interest cost	3.9	4.0
Actuarial loss	4.8	4.2
Settlements	(1.8)	(0.8)
Gross benefits paid	(3.2)	(3.1)

Net benefit obligation at end of year	$83.2	79.4

Schedule Of Reconciliation Of Fair Value Of Plan Assets

(Dollars in millions)	2011	2010

Reconciliation of fair value of plan assets
Fair value of plan assets at beginning of year	$49.2	46.5
Actual return on plan assets	0.8	4.2
Employer contributions	5.5	2.4
Gross benefits paid	(3.2)	(3.1)
Settlements	(1.8)	(0.8)

Fair value of plan assets at end of year	$50.5	49.2

Schedule Of Funded Status

(Dollars in millions)	2011	2010

Funded Status
Funded status at end of year	$(32.7)	(30.2)
Unrecognized prior service cost	—	—
Unrecognized net actuarial (gain) loss	—	—
Accrued benefit cost	(32.7)	(30.2)

Amounts recognized in the Balance Sheet
consist of:
Noncurrent asset	—	—
Current liability	(0.2)	(0.3)
Noncurrent liability	(32.5)	(29.9)
Accumulated other comprehensive (income)/loss
(before tax effect)	41.3	34.1

Amounts recognized in Accumulated Other
Comprehensive (Income)/Loss consist of:
Net actuarial loss	41.2	34.0
Prior service cost	0.1	0.1

Schedule Of Components Of Net Periodic Benefit Cost For Plans

(Dollars in millions)	2011	2010	2009

Service cost	$0.1	0.2	0.4
Interest cost	3.9	4.0	4.2
Expected return on plan assets	(4.2)	(4.1)	(4.3)
Net actuarial loss	1.1	0.9	0.2
Settlement gain	—	(0.5)	—

Net periodic benefit cost	0.9	0.5	0.5
Defined contribution plans	3.7	4.3	4.4

Total	$4.6	4.8	4.9

Schedule Of Asset Allocation For Pension Plans Acceptable Range And Target Allocation By Asset Category

Target AcceptablePercentage of Plan Allocation RangeAssets at Year-end

Asset Category	2012		2011	2010

Equity securities	62%	50-70%	56%	63%
Fixed income	38%	30-50%	43%	35%
Cash/cash equivalents	0%	0-5%	1%	2%

Schedule Of Fair Value Of Financial Measurements

(Dollars in millions)	Level 1	Level 2	Level 3	Total
Investments at Fair Value:

Cash and Cash Equivalents	$0.5	$—	$—	$0.5
Common and Preferred Stock Funds:
Domestic large capitalization	7.2	0.4	—	7.6
Domestic small/mid capitalization	7.0	0.5	—	7.5
International funds	7.2	0.6	—	7.8
Fixed Income Funds	0.8	24.0	—	24.8
Real Estate Investments	2.1	0.2	—	2.3

Total Investments at Fair Value	$24.8	25.7	—	50.5

Schedule Of Expected Benefit Payments

	Pension	Other
(Dollars in millions)	Benefits	Benefits
Expected Employer Contributions — 2012	$7.3	0.1

Expected Benefit Payments
2012	3.8	0.1
2013	4.3	0.1
2014	4.1	0.1
2015	4.3	—
2016	4.7	—
2017-2021	$24.9	0.3

Net Periodic Benefit Cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Weighted-Average Assumptions Used To Determine The Net Periodic Benefit Cost For Pension Plans

	2011	2010	2009

Discount rate	5.00%	5.50%	7.25%
Rate of increase in
compensation levels	N/A	N/A	N/A
Expected long-term rate of
return on assets	8.00%	8.00%	8.25%

Net Periodic Benefit Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Weighted-Average Assumptions Used To Determine The Net Periodic Benefit Cost For Pension Plans

	2011	2010

Discount rate	4.5%	5.0%
Rate of increase in
compensation levels	N/A	N/A